Transactions and Balances with Related Parties (Details Textual) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)
Transactions and Balances with Related Parties (Textual)
Amount of related parties	$ 24	₪ 24	$ 61	₪ 46